Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 day year	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Allowance for loan losses (CHF million)
Balance at beginning of period	908	910	974	910	1,017
Net movements recognized in statements of operations	24	27	3	51	15
Gross write-offs	(44)	(43)	(47)	(87)	(108)
Recoveries	12	19	15	31	23
Net write-offs	(32)	(24)	(32)	(56)	(85)
Provisions for interest	4	8	3	12	5
Foreign currency translation impact and other adjustments, net	24	(13)	(32)	11	(36)
Balance at end of period	928	908	916	928	916
Allowance for loan losses (CHF million)
Balance at end of period	928	908	916	928	916
of which individually evaluated for impairment	682	667	668	682	668
of which collectively evaluated for impairment	246	241	248	246	248
Gross loans held at amortized cost (CHF million)
Balance at end of period	219,648	213,787	201,787	219,648	201,787	213,663
of which individually evaluated for impairment	1,390	1,473	1,375	1,390	1,375
of which collectively evaluated for impairment	218,258	212,314	200,412	218,258	200,412
Loans held at amortized cost (CHF million)
Purchases	2,793	916	541	3,709	2,077
Reclassifications from loans held-for-sale	85	0	0	85	0
Reclassifications to loans held-for-sale	341	475	286	816	656
Sales	264	443	113	707	483
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Consumer
Allowance for loan losses (CHF million)
Balance at beginning of period	295	289	281	289	279
Net movements recognized in statements of operations	25	22	2	47	14
Gross write-offs	(22)	(26)	(17)	(48)	(41)
Recoveries	3	11	14	14	20
Net write-offs	(19)	(15)	(3)	(34)	(21)
Provisions for interest	2	3	1	5	2
Foreign currency translation impact and other adjustments, net	1	(4)	(12)	(3)	(5)
Balance at end of period	304	295	269	304	269
Allowance for loan losses (CHF million)
Balance at end of period	304	295	269	304	269
of which individually evaluated for impairment	239	230	198	239	198
of which collectively evaluated for impairment	65	65	71	65	71
Gross loans held at amortized cost (CHF million)
Balance at end of period	124,064	121,857	118,118	124,064	118,118	121,401
of which individually evaluated for impairment	558	553	538	558	538
of which collectively evaluated for impairment	123,506	121,304	117,580	123,506	117,580
Loans held at amortized cost (CHF million)
Purchases	348	0	0	348	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0
Corporate and institutional
Allowance for loan losses (CHF million)
Balance at beginning of period	613	621	693	621	738
Net movements recognized in statements of operations	(1)	5	1	4	1
Gross write-offs	(22)	(17)	(30)	(39)	(67)
Recoveries	9	8	1	17	3
Net write-offs	(13)	(9)	(29)	(22)	(64)
Provisions for interest	2	5	2	7	3
Foreign currency translation impact and other adjustments, net	23	(9)	(20)	14	(31)
Balance at end of period	624	613	647	624	647
Allowance for loan losses (CHF million)
Balance at end of period	624	613	647	624	647
of which individually evaluated for impairment	443	437	470	443	470
of which collectively evaluated for impairment	181	176	177	181	177
Gross loans held at amortized cost (CHF million)
Balance at end of period	95,584	91,930	83,669	95,584	83,669	92,262
of which individually evaluated for impairment	832	920	837	832	837
of which collectively evaluated for impairment	94,752	91,010	82,832	94,752	82,832
Loans held at amortized cost (CHF million)
Purchases	2,445	916	541	3,361	2,077
Reclassifications from loans held-for-sale	85	0	0	85	0
Reclassifications to loans held-for-sale	341	475	286	816	656
Sales	264	443	113	707	483